Build Bond Innovation ETF
Schedule of Investments
December 31, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 61.5%		Par	Value
United States Treasury Note/Bond
4.25%, 11/30/2026 (a)		$270,000	$271,682
4.25%, 12/31/2026 (a)		150,000	151,063
4.13%, 01/31/2027		350,000	352,235
4.13%, 02/28/2027		520,000	523,595
3.88%, 03/31/2027 (a)		320,000	321,438
3.75%, 04/30/2027 (a)		220,000	220,726
3.88%, 05/31/2027		760,000	764,008
3.75%, 06/30/2027		680,000	682,736
3.88%, 07/31/2027		450,000	452,707
3.63%, 08/31/2027		30,000	30,071
3.50%, 09/30/2027		660,000	660,258
3.50%, 10/31/2027		1,330,000	1,330,546
3.38%, 11/30/2027		490,000	489,139
3.38%, 12/31/2027		60,000	59,893
3.88%, 03/15/2028		40,000	40,335
3.75%, 04/15/2028		500,000	502,764
4.00%, 03/31/2030		130,000	131,775
TOTAL U.S. TREASURY SECURITIES (Cost $6,952,165)			6,984,971

CORPORATE BONDS - 35.8%		Par	Value
Aerospace & Defense - 0.8%
Boeing Co., 2.75%, 02/01/2026		92,000	91,896

Aerospace Product and Parts Manufacturing - 1.2%
Boeing Co., 2.20%, 02/04/2026		32,000	31,940
Lockheed Martin Corp.
3.55%, 01/15/2026		46,000	45,996
4.45%, 05/15/2028		61,000	61,814
			139,750

Agencies, Brokerages, and Other Insurance Related Activities - 0.0%(b)
Marsh & McLennan Cos., Inc., 3.75%, 03/14/2026		2,000	1,998

Amusement Parks and Arcades - 0.6%
Walt Disney Co., 1.75%, 01/13/2026		70,000	69,960

Architectural and Structural Metals Manufacturing - 0.6%
Nucor Corp., 4.30%, 05/23/2027		67,000	67,469

Automotive Parts, Accessories, and Tire Retailers - 1.6%
AutoZone, Inc.
3.13%, 04/21/2026		132,000	131,649
6.25%, 11/01/2028		44,000	46,525
			178,174

Beverage Manufacturing - 0.2%
PepsiCo, Inc., 3.60%, 02/18/2028		27,000	26,960

Building Material and Supplies Dealers - 1.0%
Lowe's Cos., Inc., 3.10%, 05/03/2027		115,000	113,794

Commercial and Service Industry Machinery Manufacturing - 0.1%
KLA Corp., 4.10%, 03/15/2029		15,000	15,057

Computer Systems Design and Related Services - 0.4%
Oracle Corp., 1.65%, 03/25/2026		50,000	49,689

Converted Paper Product Manufacturing - 0.3%
Kimberly-Clark Corp., 3.95%, 11/01/2028		32,000	32,095

Department Stores - 0.6%
Walmart, Inc., 3.90%, 04/15/2028		67,000	67,432

Depository Credit Intermediation - 0.3%
Bank of New York Mellon Corp., 3.85%, 04/26/2029		22,000	22,072
US Bancorp, 3.10%, 04/27/2026		6,000	5,986
			28,058

Electric Power Generation, Transmission and Distribution - 1.7%
Berkshire Hathaway Energy Co., 3.25%, 04/15/2028		81,000	79,934
Georgia Power Co., 3.25%, 04/01/2026		108,000	107,831
MidAmerican Energy Co., 3.10%, 05/01/2027		7,000	6,936
			194,701

Gasoline Stations - 0.1%
Valero Energy Partners LP, 4.50%, 03/15/2028		16,000	16,129

Grocery and Convenience Retailers - 0.1%
Kroger Co., 2.65%, 10/15/2026		8,000	7,923

Lessors of Real Estate - 3.3%
AvalonBay Communities, Inc.
2.95%, 05/11/2026		121,000	120,581
3.20%, 01/15/2028		3,000	2,960
Camden Property Trust
4.10%, 10/15/2028		36,000	36,165
3.15%, 07/01/2029		11,000	10,630
2.80%, 05/15/2030		7,000	6,620
Essex Portfolio LP
3.38%, 04/15/2026		8,000	7,982
3.63%, 05/01/2027		109,000	108,624
Mid-America Apartments LP
3.60%, 06/01/2027		29,000	28,923
4.20%, 06/15/2028		5,000	5,026
Simon Property Group LP, 3.38%, 06/15/2027		5,000	4,967
Ventas Realty LP, 4.00%, 03/01/2028		46,000	45,999
			378,477

Management of Companies and Enterprises - 0.6%
Schlumberger Investment SA, 4.50%, 05/15/2028		62,000	62,653

Natural Gas Distribution - 0.2%
Kinder Morgan, Inc., 4.30%, 03/01/2028		20,000	20,115

Nondepository Credit Intermediation - 1.2%
American Honda Finance Corp., 4.45%, 10/22/2027		40,000	40,383
Caterpillar Financial Services Corp., 3.60%, 08/12/2027		1,000	999
John Deere Capital Corp., 4.95%, 07/14/2028		20,000	20,549
Toyota Motor Credit Corp., 4.35%, 10/08/2027		76,000	76,800
			138,731

Offices of Real Estate Agents and Brokers - 0.1%
Alexandria Real Estate Equities, Inc., 4.30%, 01/15/2026		8,000	8,000

Oil and Gas Extraction - 1.6%
Diamondback Energy, Inc., 5.20%, 04/18/2027		35,000	35,527
Occidental Petroleum Corp., 7.20%, 03/15/2029		39,000	42,213
Pioneer Natural Resources Co., 1.13%, 01/15/2026		54,000	53,943
Shell International Finance BV, 2.88%, 05/10/2026		47,000	46,859
			178,542

Other Financial Investment Activities - 0.7%
Blackrock, Inc., 3.25%, 04/30/2029		52,000	51,029
Blackstone Secured Lending Fund, 5.88%, 11/15/2027		25,000	25,545
			76,574

Other General Purpose Machinery Manufacturing - 0.1%
Xylem, Inc., 3.25%, 11/01/2026		15,000	14,923

Other Miscellaneous Retailers - 0.9%
Amazon.com, Inc., 1.00%, 05/12/2026		55,000	54,484
eBay, Inc., 5.95%, 11/22/2027		45,000	46,618
			101,102

Paint, Coating, and Adhesive Manufacturing - 1.4%
Sherwin-Williams Co., 3.95%, 01/15/2026		163,000	162,976

Petroleum and Coal Products Manufacturing - 0.8% Phillips 66 Co.,
3.90%, 03/15/2028		42,000	41,853
4.95%, 12/01/2027		45,000	45,764
			87,617

Petroleum and Petroleum Products Merchant Wholesalers - 0.7%
Energy Transfer LP
5.50%, 06/01/2027		16,000	16,269
4.00%, 10/01/2027		62,000	61,950
			78,219

Pipeline Transportation of Natural Gas - 0.6%
El Paso Natural Gas Co. LLC, 7.50%, 11/15/2026		71,000	72,656

Rail Transportation - 0.1%
Union Pacific Corp., 4.75%, 02/21/2026		7,000	7,003

Restaurants and Other Eating Places - 0.2%
McDonald's Corp., 3.80%, 04/01/2028		20,000	19,985

Securities and Commodity Contracts Intermediation and Brokerage - 1.4%
Morgan Stanley, 3.88%, 01/27/2026		161,000	160,982

Securities and Commodity Exchanges - 1.0%
Intercontinental Exchange, Inc., 4.00%, 09/15/2027		116,000	116,317

Semiconductor and Other Electronic Component Manufacturing - 3.8%
Amphenol Corp., 5.05%, 04/05/2027		80,000	81,160
Analog Devices, Inc., 3.45%, 06/15/2027		102,000	101,525
Intel Corp., 3.75%, 03/25/2027		50,000	49,828
Jabil, Inc., 1.70%, 04/15/2026		13,000	12,912
Lam Research Corp., 3.75%, 03/15/2026		160,000	159,940
Texas Instruments, Inc., 4.60%, 02/15/2028		20,000	20,336
			425,701

Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 1.0%
Clorox Co.
3.90%, 05/15/2028		21,000	21,031
4.40%, 05/01/2029		96,000	97,179
			118,210

Software Publishers - 0.7%
Autodesk, Inc., 3.50%, 06/15/2027		79,000	78,550
Hewlett Packard Enterprise Co., 4.40%, 09/25/2027		4,000	4,023
			82,573

Sugar and Confectionery Product Manufacturing - 0.6%
Hershey Co., 2.45%, 11/15/2029		73,000	69,005

Tobacco Manufacturing - 2.0%
Philip Morris International, Inc.
2.75%, 02/25/2026		156,000	155,726
5.25%, 09/07/2028		16,000	16,541
5.50%, 09/07/2030		52,000	54,773
			227,040

Traveler Accommodation - 0.7%
Marriott International, Inc.
3.13%, 06/15/2026		62,000	61,778
5.45%, 09/15/2026		17,000	17,158
			78,936

Waste Treatment and Disposal - 0.8%
Waste Management, Inc.
3.15%, 11/15/2027		35,000	34,617
4.50%, 03/15/2028		50,000	50,714
			85,331

Wired and Wireless Telecommunications (except Satellite) - 1.7%
AT&T, Inc.
3.80%, 02/15/2027		15,000	14,979
4.25%, 03/01/2027		34,000	34,085
2.30%, 06/01/2027		97,000	94,845
T-Mobile USA, Inc., 2.63%, 04/15/2026		46,000	45,822
			189,731
TOTAL CORPORATE BONDS (Cost $4,032,724)			4,062,484

PURCHASED OPTIONS - 1.9% (c)(d)(e)	Notional Amount	Contracts	Value
Call Options - 1.8%
Apple, Inc., Expiration: 06/18/2026; Exercise Price: $280.00	135,930	5	8,155
Ares Capital Corp., Expiration: 03/20/2026; Exercise Price: $21.00	364,140	180	7,740
Global X Copper Miners ETF, Expiration: 04/17/2026; Exercise Price: $65.00	86,148	12	12,600
Global X Silver Miners ETF, Expiration: 01/16/2026; Exercise Price: $65.00	41,760	5	9,575
Huntington Ingalls Industries, Inc., Expiration: 03/20/2026; Exercise Price: $310.00	170,035	5	20,750
iShares Russell 2000 ETF, Expiration: 03/20/2026; Exercise Price: $255.00	590,784	24	12,744
Planet Fitness, Inc., Expiration: 02/20/2026; Exercise Price: $115.00	325,410	30	7,200
Platinum Group Metals Ltd., Expiration: 04/17/2026; Exercise Price: $2.50	25,960	110	5,720
SPDR Gold Shares, Expiration: 06/18/2026; Exercise Price: $325.00	118,893	3	23,647
SPDR S&P 500 ETF Trust, Expiration: 06/18/2026; Exercise Price: $645.00	340,960	5	31,460
State Street Consumer Discretionary Select Sector SPDR ETF, Expiration: 03/20/2026; Exercise Price: $120.00	310,466	26	12,038
State Street Industrial Select Sector SPDR ETF, Expiration: 03/20/2026; Exercise Price: $161.00	496,384	32	7,488
VanEck Gold Miners ETF, Expiration: 03/20/2026; Exercise Price: $70.00	223,002	26	45,578
Total Call Options			204,695

Put Options - 0.1%
iShares 20+ Year Treasury Bond ETF, Expiration: 06/18/2026; Exercise Price: $90.00	104,592	12	4,740
TOTAL PURCHASED OPTIONS (Cost $173,848)			209,435

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%		Shares	Value
First American Government Obligations Fund - Class X, 3.67% (f)		14,196	14,196
TOTAL MONEY MARKET FUNDS (Cost $14,196)			14,196

TOTAL INVESTMENTS - 99.3% (Cost $11,172,933)			11,271,086
Other Assets in Excess of Liabilities - 0.7%			84,567
TOTAL NET ASSETS - 100.0%			$11,355,653

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
LP - Limited Partnership

(a) (b)	All or a portion of this security is held for collateral on purchased options. Represents less than 0.05% of net assets.
(c)	Non-income producing security.
(d)	100 shares per contract.
(e)	Exchange-traded.
(f)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Build Bond Innovation ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$6,984,971	$–	$6,984,971
Corporate Bonds	–	4,062,484	–	4,062,484
Purchased Options	176,213	33,222	–	209,435
Money Market Funds	14,196	–	–	14,196
Total Investments	$190,409	$11,080,677	$–	$11,271,086

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year's annual report.